RESERVES, Movements in Share-based Payments Reserve (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in share based payments reserve [Abstract]
Opening balance, Share-based payments reserve	$ 12,985,856
Exercise of options	(121,270)	$ (2,146,737)
Conversion of RSUs	0
Share-based payments expense	1,566,231	$ 4,764,135
Closing balance, share-based payments reserve	$ 14,666,453
Listed Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	0	12,624,214
Grant of employee incentive securities (in shares)	0	0
Exercise of options (in shares)	0	(12,606,704)
Grant of options to advisor (in shares)	0
Expiry of options (in shares)		(17,510)
Outstanding at end of period (in shares)	0	0
Unlisted Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	23,824,000	25,800,000
Grant of employee incentive securities (in shares)	424,372	600,000
Exercise of options (in shares)	(737,000)	(1,776,000)
Grant of options to advisor (in shares)	1,000,000
Expiry of options (in shares)		0
Outstanding at end of period (in shares)	24,511,372	24,624,000
Performance Rights [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	27,620,000	16,325,000
Grant of employee incentive securities (in shares)	1,135,000	8,990,000
Conversion of RSUs (in shares)	0
Closing balance (in shares)	28,755,000	25,315,000
Restricted Stock Units [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	600,000	0
Grant of employee incentive securities (in shares)	424,372	600,000
Conversion of RSUs (in shares)	(200,001)
Closing balance (in shares)	824,371	600,000
Share Based Payments Reserve [Member]
Movements in share based payments reserve [Abstract]
Opening balance, Share-based payments reserve	$ 12,985,856	$ 4,738,007
Grant of employee incentive securities	0	0
Exercise of options	(72,935)	(92,479)
Conversion of RSUs	(167,487)
Grant of options to advisor	354,788
Expiration of options		0
Share-based payments expense	1,566,231	4,764,135
Closing balance, share-based payments reserve	$ 14,666,453	$ 9,409,663